Subsequent events - Additional information (Detail) S/ in Thousands	Jan. 16, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | S/		S/ 10,634,546	S/ 14,308,959
7.625 Subordinated Notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	7.625%
Borrowings maturity	January 2034
Notional amount | $	$ 300,000,000